Fair Value of Financial Instrumets and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Financial Instruments And Derivative Insturments
Fair value of derivatives not designed as hedging instruments
Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	December 31,	December 31,	December 31,
		2016	2017	2016	2017
Interest Rate	Derivative assets /Current assets	$—	$62	$—	$—

Interest Rate	Derivative assets /Non-current assets	88	—	—	—

Interest Rate	Derivative liabilities / Current liabilities	—	—	17	2

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	157	—

	Total Derivatives	$88	$62	$174	$2

Gain or loss recognized on derivatives not designed as hedging instruments
	Amount of (Loss)/Gain Recognized on Derivatives
	Year ended December 31,
	2016	2017
Interest Rate Contracts	$(620)	$72
Net (Loss)/Gain Recognized	$(620)	$72

Location and amounts of fair value of derivatives not designed as hedging instruments

	Significant Other Observable Inputs
	(Level 2)
	December 31,
	2016	2017
Derivative instruments – asset position	$88	$62
Derivative instruments – liability position	174	2

Interest rate derivatives schedule
				Notional amount
Loan or Credit	Inception	Expiry	Fixed	December 31,	December 31,
Facility (1)			Rate	2016	2017
Marinouki	March 05, 2013	September 05, 2017	1.4800%	19,035	-
Maxdekatria	September 28, 2012	September 28, 2017	0.9000%	16,800	-
Marindou	January 14, 2013	January 16, 2018	1.6000%	21,215	18,109
Petra	January 18, 2013	January 18, 2018	0.9800%	14,000	14,000
Pemer	June 07, 2013	March 07, 2018	0.9475%	14,000	14,000
Avstes	July 18, 2013	April 18, 2018	1.3500%	14,000	14,000
Shikoku	August 28, 2013	August 28, 2018	1.2500%	13,067	11,200
Total				$112,117	$71,309

Asset Measured at Fair value on a Non-recuring Basis

	Significant Other Observable Inputs (Level 2)	Loss

	December 31, 2017	December 31, 2017
M/V Panayiota K	$21,600	$29,892
M/V Efrossini	21,375	12,959
M/V Venus History	23,750	19,705
M/V Andreas K	20,450	28,737
Total	$87,175	$91,293